Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense	The major components of income tax expense for the years ended December 31, 2020, 2019 and 2018 are:

	2020	2019	2018
Current tax expense:
Current year	Ps. 7,367	Ps. 6,011	Ps. 4,763
Deferred tax expense:
Origination and reversal of temporary differences	(3,391)	905	1,579
Utilization (benefit) of tax losses recognized	1,452	(1,268)	(1,082)
Total deferred tax income expense (benefit)	(1,939)	(363)	497
Total income tax expense in consolidated net income	Ps. 5,428	Ps. 5,648	Ps. 5,260

2020	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 6,311	Ps. 1,056	Ps. 7,367
Deferred tax expense:
Origination and reversal of temporary differences	(2,676)	(715)	(3,391)
Utilization (benefit) of tax losses recognized	1,962	(510)	1,452
Total deferred tax (benefit)	(714)	(1,225)	(1,939)
Total income tax expense in consolidated net income	Ps. 5,597	Ps. (169)	Ps. 5,428

2019	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 5,123	Ps. 888	Ps. 6,011
Deferred tax expense:
Origination and reversal of temporary differences	(438)	1,343	905
(Benefit) utilization of tax losses recognized	(1,136)	(132)	(1,268)
Total deferred tax (benefit)	(1,574)	1,211	(363)
Total income tax expense in consolidated net income	Ps. 3,549	Ps. 2,099	Ps. 5,648

2018	Mexico	Foreign	Total
Current tax expense:
Current year	Ps. 3,545	Ps. 1,218	Ps. 4,763
Deferred tax expense:
Origination and reversal of temporary differences	(283)	1,862	1,579
(Benefit) utilization of tax losses recognized	(679)	(403)	(1,082)
Total deferred tax (benefit)	(962)	1,459	497
Total income tax expense in consolidated net income	Ps. 2,583	Ps. 2,677	Ps. 5,260

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income

Income tax related to items charged or recognized directly in OCI during the year:	2020	2019	2018
Unrealized loss (gain) on cash flow hedges	Ps. 216	Ps. (373)	Ps. (208)
Remeasurements of the net defined benefit liability	(130)	(192)	152
Total income tax recognized in OCI	Ps. 86	Ps. (565)	Ps. (56)

Schedule of Deferred Tax Related to Other Comprehensive Income
Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

Income tax related to items charged or recognized directly in OCI as of year-end:	2020	2019	2018
Unrealized loss (gain) on derivative financial instruments	Ps. (212)	Ps. (481)	Ps. (128)
Comprehensive income to be reclassified to profit or loss in subsequent periods	(212)	(481)	(128)
Re-measurements of the net defined benefit liability	(378)	(240)	(56)
Balance of income tax in AOCI	Ps. (590)	Ps. (721)	Ps. (184)

Schedule of Domestic Tax Rate
A reconciliation between income tax expense and income (loss) before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic statutory tax rate for the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	(0.38)%	(2.66)%	(0.50)%
(Loss) on monetary position for subsidiaries in hyperinflationary economies	(0.62)%	(0.50)%	(0.96)%
Annual inflation tax adjustment	0.73%	0.78%	(0.32)%
Non-deductible expenses	2.49%	3.92%	2.43%
Non-taxable income	—%	—%	(0.78)%
Income taxed at a rate other than the Mexican statutory rate	0.08%	1.28%	1.69%
Effect of restatement of tax values	(1.81)%	(1.47)%	(3.38)%
Effect of change in statutory rate	(0.23)%	(0.52)%	(0.38)%
Income tax credits	(10.34)%	(0.18)%	(0.13)%
Tax loss	13.80%	(1.01)%	1.04%
Other	0.04%	1.04%	1.89%
	33.76%	30.68%	30.60%

Schedule of Deferred Income Tax
An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of		Consolidated Income Statement
	2020	2019	2020	2019	2018
Allowance for doubtful accounts	Ps. (64)	Ps. (60)	Ps. (10)	Ps. (18)	Ps. 76
Inventories	23	(61)	72	(37)	(33)
Prepaid expenses	26	43	(17)	41	(19)
Property, plant and equipment, net	(1,006)	(863)	(90)	128	(392)
Rights of use assets	176	197	(22)	197	—
Other assets	(325)	20	(389)	24	74
Finite useful lived intangible assets	(128)	148	(275)	(78)	182
Indefinite lived intangible assets	796	1,039	140	114	31
Post-employment and other non-current employee benefits	(381)	(387)	4	65	(114)
Derivative financial instruments	74	(7)	80	(12)	(39)
Contingencies	(1,627)	(2,169)	182	(94)	1,146
Employee profit sharing payable	(208)	(201)	(7)	17	—
Tax loss carryforwards	(6,915)	(9,224)	2,342	(1,268)	(1,082)
Tax credits to recover (1)	(2,594)	(1,855)	(1,629)	(122)	(109)
Cumulative other comprehensive income	(590)	(721)	86	29	(54)
Liabilities of amortization of goodwill of business acquisition	6,554	7,663	—	860	1,125
Financial leasing	(211)	(190)	(23)	(190)	—
Other liabilities	(2,269)	(33)	(2,383)	(19)	(295)
Deferred tax (income)			Ps. (1,939)	Ps. (363)	Ps. 497

Deferred tax, asset	Ps. (11,143)	Ps. (10,432)
Deferred tax, liability	2,474	3,771
Deferred income taxes, net	Ps. (8,669)	Ps. (6,661)
(1)Corresponds to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with Related and Non-Related Parties.

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax asset are as follows:

	2020	2019	2018
Balance at beginning of the period	Ps. (6,661)	Ps. (5,582)	Ps. (6,298)
Deferred tax provision for the period	(1,939)	(363)	497
Change in the statutory rate	(42)	(66)	63
Acquisition of subsidiaries, see Note 4	—	57	(413)
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	216	(373)	(21)
Cumulative translation adjustment	(392)	(230)	31
Remeasurements of the net defined benefit liability	(130)	(192)	152
Inflation adjustment	279	88	20
Philippines disposal	—	—	387
Balance at end of the period	Ps. (8,669)	Ps. (6,661)	Ps. (5,582)

Schedule of Tax Loss Carryforwards

Tax Loss Carryforwards amounts in millions
2024	Ps. 63
2025	734
2026	1,831
2027	—
2028	2,222
2029	3,136
2030 and thereafter	1,071
No expiration (Brazil)	12,465
Ps. 21,522

Summary of Changes in Balance of Tax Loss Carryforwards	The changes in the balance of tax loss carryforwards are as follows:

	2020	2019	2018
Balance at beginning of the period	Ps. 28,871	Ps. 25,879	Ps. 24,817
Increase	4,985	6,029	3,398
Usage of tax losses	(1,986)	(1,854)	(352)
Unused tax losses - 2024 to 2026	(7,830)	—	—
Effect of foreign currency exchange rates	(2,518)	(1,183)	(1,984)
Balance at end of the period	Ps. 21,522	Ps. 28,871	Ps. 25,879